Document And Entity Information	Sep. 10, 2021
Document Information Line Items
Entity Registrant Name	Innovative Food Holdings, Inc.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000312257
Document Period End Date	Sep. 10, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL
Entity File Number	0-9376
Entity Tax Identification Number	20-1167761
Entity Address, Address Line One	28411 Race Track Road
Entity Address, City or Town	Bonita Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34135
City Area Code	(239)
Local Phone Number	596-0204
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false